Other Income and Expenses - Summary of Details of Other Expense (Details) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Other Income And Expense [Abstract]
Loss on retirement and disposal of property and equipment	₩ 6	₩ 0	₩ 0
Impairment loss on intangible assets	615	1,531	293
Impairment loss on other non-current assets	962	0	177
Loss on retirement and disposal of intangible assets	0	6	4
Miscellaneous loss	11	15	265
Total	₩ 1,594	₩ 1,552	₩ 739